Summary of Significant Accounting Policies - Intangible Assets (Details)	Dec. 31, 2017 item
Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of purchased intangible assets other than goodwill	2
Lowest | Acquired in-process research and development project assets
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of purchased intangible assets other than goodwill	5
Highest
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of purchased intangible assets other than goodwill	20
Highest | Acquired in-process research and development project assets
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of purchased intangible assets other than goodwill	7